Long-Term Debt - Schedule of Principal Repayments of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
2014	$ 24,418
2015
2016
2017
2018	500,000
2019 and thereafter	14,720,000
Total principal repayments	15,244,418
Unamortized discounts and premium	42,996
Total Intelsat S.A. long-term debt	$ 15,287,414	$ 15,904,194